Share-Based Payment (Details)			12 Months Ended
	Aug. 31, 2000	Dec. 31, 1998	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Share-Based Payment [Line Items]
Aggregate amount of ordinary shares			4,000	4,616	4,000
Weighted average remaining contractual life			7 years 11 months 23 days	8 years 2 months 23 days	8 years 4 months 24 days
Range of exercise prices (in Dollars per share)			$ 25.74	$ 26.28	$ 26.98	$ 26.16
Bottom of range [member]
Share-Based Payment [Line Items]
Range of exercise prices (in Dollars per share)			8.95	8.41	8.41
Top of range [member]
Share-Based Payment [Line Items]
Range of exercise prices (in Dollars per share)			$ 34.44	$ 34.44	$ 34.44
Plan 1998 [Member]
Share-Based Payment [Line Items]
Aggregate amount of ordinary shares		75,000
Original expiration		December 8, 2008
Current expiration date		December 8, 2028
Options to purchase (in Shares) | shares			17,865
Available for future grants			19,551
Plan 1998 [Member] | Key Management Personnel of Entity or Parent [Member]
Share-Based Payment [Line Items]
Aggregate amount of ordinary shares			4,000	4,616	4,000
Plan 2000 [Member]
Share-Based Payment [Line Items]
Options to purchase (in Shares) | shares			34,645
Available for future grants			547,206
Fair market value	80.00%
Expires	10 years